UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund  as of May 31, 2007 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2007, the value of the Fund’s investment in the Portfolio was $322,403,847 and the Fund held an approximate 44.7% interest in the Portfolio. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio                                                                                                        as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
China — 10.4%
Containers & Packaging — 2.3%
AMVIG Holdings Ltd.	17,484,000	$16,744,458
		$16,744,458
Distributors — 1.0%
Huabao International Holdings Ltd.	10,250,000	$7,415,827
		$7,415,827
Hotels, Restaurants & Leisure — 1.3%
Ctrip.Com International Ltd. ADR	125,104	$9,559,197
		$9,559,197
Personal Products — 2.1%
Beauty China Holdings Ltd.	17,813,000	$12,799,539
EcoGreen Fine Chemicals Group	4,352,000	2,108,904
		$14,908,443
Textiles, Apparel & Luxury Goods — 3.7%
Ports Design Ltd.	9,161,500	$26,810,294
		$26,810,294
Total China (identified cost $38,819,343)		$75,438,219
Hong Kong — 9.7%
Distributors — 1.0%
Integrated Distribution Services Group Ltd.	2,322,000	$7,064,587
		$7,064,587
Hotels, Restaurants & Leisure — 1.5%
Fairwood Holdings Ltd.	7,674,000	$10,684,781
		$10,684,781
Textiles, Apparel & Luxury Goods — 7.2%
EganaGoldpfeil Holdings Ltd.	30,845,466	$23,232,641
Peace Mark Holdings Ltd.	23,814,000	28,962,815
		$52,195,456
Total Hong Kong (identified cost $29,038,503)		$69,944,824
Malaysia — 16.8%
Chemicals — 2.0%
Kossan Rubber Industries BHD	9,175,100	$14,317,127
		$14,317,127
Construction Materials — 3.3%
Lafarge Malayan Cement BHD	46,946,100	$23,781,691
		$23,781,691

1

Electronic Equipment & Instruments — 2.1%
Uchi Technologies BHD	15,732,000	$15,291,379
		$15,291,379
Health Care Providers & Services — 2.0%
Pantai Holdings BHD (2)	18,910,300	$14,745,416
		$14,745,416
Software — 2.6%
Silverlake Axis Ltd.	36,252,000	$18,645,894
		$18,645,894
Stationery - Office Supplies — 2.1%
Pelikan International Corp.	10,347,600	$15,137,155
		$15,137,155
Wireless Telecommunication Services — 2.7%
Digi.Com BHD	3,130,800	$19,139,417
		$19,139,417
Total Malaysia (identified cost $74,758,769)		$121,058,079
Philippines — 2.6%
Construction Materials — 2.6%
Holcim Philippines, Inc.	100,332,000	$18,468,262
		$18,468,262
Total Philippines (identified cost $15,736,596)		$18,468,262
Republic of Korea — 2.6%
Commercial Services & Supplies — 1.5%
Fursys, Inc.	367,240	$10,817,463
		$10,817,463
Software — 1.1%
Duzon Digital Ware Co. Ltd.	400,982	$7,966,716
		$7,966,716
Total Republic of Korea (identified cost $15,671,389)		$18,784,179
Singapore — 32.8%
Air Freight & Logistics — 3.0%
Goodpack Ltd.	15,703,000	$21,822,380
		$21,822,380
Communications Equipment — 2.4%
Datacraft Asia Ltd.	14,170,000	$17,570,800
		$17,570,800

2

Computer Peripherals — 2.0%
Unisteel Tech Ltd.	10,240,000	$14,620,453
		$14,620,453
Diversified Consumer Services — 6.2%
China Education Ltd. (1)	22,229,000	$10,525,888
Hartford Education Corp. Ltd.	2,691,175	923,775
Raffles Education Corp. Ltd.	25,068,000	33,256,186
		$44,705,849
Energy Equipment & Services — 5.8%
Ezra Holdings Ltd.	11,225,760	$41,905,095
		$41,905,095
Health Care Equipment & Supplies — 1.3%
LMA International NV (1)	24,220,000	$9,037,705
		$9,037,705
IT Services — 3.2%
CSE Global Ltd.	27,481,500	23,351,665
		$23,351,665
Oil and Gas — 1.3%
Chemoil Energy Ltd. (1)	11,071,000	$9,742,480
		$9,742,480
Real Estate Investment Trusts (REITs) — 3.1%
Ascott Residence Trust	17,409,000	$22,396,981
		$22,396,981
Real Estate Management & Development — 3.2%
Ascott Group Ltd.	18,790,000	$22,840,529
		$22,840,529
Specialty Retail — 1.3%
FJ Benjamin Holdings Ltd.	12,375,000	$7,340,982
Pertama Holdings Ltd.	7,217,000	2,033,062
		$9,374,044
Total Singapore (identified cost $141,595,106)		$237,367,981
Taiwan — 13.3%
Commercial Services & Supplies — 1.7%
Taiwan-Sogo Shinkong Security Corp.	12,753,600	$12,265,526
		$12,265,526
Electronic Equipment & Instruments — 2.5%
Av Tech Corp.	3,139,430	$18,312,315
		$18,312,315
Hotels, Restaurants & Leisure — 1.9%
Formosa International Hotels Corp.	1,423,157	$13,836,121
		$13,836,121

3

Leisure Equipment & Products — 2.2%
Johnson Health Tech Co. Ltd.	3,012,325	$15,811,798
		$15,811,798
Machinery — 2.8%
Awea Mechantronic Co. Ltd.	5,522,840	$11,323,104
Nak Sealing Technologies Corp.	6,099,000	8,439,322
		$19,762,426
Metals & Mining — 2.2%
Gloria Material Tech Corp.	9,605,000	$15,853,891
		$15,853,891
Total Taiwan (identified cost $71,497,482)		$95,842,077
Thailand — 11.5%
Health Care Providers & Services — 2.3%
Bumrungrad Hospital Public Co. Ltd. (3)	12,168,100	$16,336,557
		$16,336,557
Hotels, Restaurants & Leisure — 2.1%
Minor International Public Co. Ltd. (3)	45,314,790	$15,569,395
		$15,569,395
Media — 2.7%
Major Cineplex Public Co. Ltd. (3)	27,791,000	$14,041,937
Workpoint Entertainment Public Co. Ltd. (1) (3)	8,330,600	5,243,456
		$19,285,393
Real Estate Management & Development — 1.9%
Central Pattana PCL (3)	19,567,000	$13,502,275
		$13,502,275
Wireless Telecommunication Services — 2.5%
Total Access Communication PCL (1)	14,562,000	$18,056,880
		$18,056,880
Total Thailand (identified cost $45,597,015)		$82,750,500
Total Common Stocks (identified cost $432,714,203)		$719,654,121

4

Warrants — 0.1%

Security	Shares	Value
Thailand — 0.1%
Minor International Public Co. Ltd., Exp. 3/29/08, strike price THB 5.80 (1)	3,690,779	$618,060
		$618,060
Total Thailand (identified cost $0)		$618,060
Total Warrants (identified cost $0)		$618,060
Total Investments — 99.8% (identified cost $432,714,203)		$720,272,181
Other Assets, Less Liabilities — 0.2%		$1,688,015
Net Assets — 100.0%		$721,960,196

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Country Concentration of Portfolio

	Percentage of
Country	Net Assets	Value
Singapore	32.8%	$237,367,981
Malaysia	16.8	121,058,079
Taiwan	13.3	95,842,077
Thailand	11.6	83,368,560
China	10.4	75,438,219
Hong Kong	9.7	69,944,824
Republic of Korea	2.6	18,784,179
Philippines	2.6	18,468,262
Total	99.8%	$720,272,181

The Portfolio did not have any open financial instruments at May 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$432,736,530
Gross unrealized appreciation	$292,417,968
Gross unrealized depreciation	(4,882,317)
Net unrealized appreciation	$287,535,651

The net unrealized appreciation on currency was $16,994.

5

Eaton Vance Global Growth Fund as of May 31, 2007 (Unaudited)

Eaton Vance Global Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in the Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2007, the value of the Fund’s investment in the Portfolio was $95,934,489 and the Fund had an approximate 99.9% interest in the Portfolio. The Portfolio’s Portfolio of Investments is set forth below.

Global Growth Portfolio                                                                                                                         as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Airlines — 0.4%
Air France-KLM	7,000	$357,532
		$357,532
Auto Components — 0.2%
Aisin Seiki Co., Ltd.	6,000	$202,803
		$202,803
Automobiles — 0.7%
Honda Motor Co., Ltd. ADR	4,000	$141,320
Toyota Motor Corp.	8,000	481,368
		$622,688
Banks and Money Services — 0.3%
VTB Bank OJSC, GDR, Reg S (1)	24,000	$271,200
		$271,200
Beverages — 2.1%
Diageo PLC ADR	5,000	$426,950
Fomento Economico Mexicano SA de CV ADR	21,000	836,640
Heineken Holding NV	5,000	252,937
InBev NV	6,000	505,177
		$2,021,704
Biotechnology — 2.4%
Celgene Corp. (1)	15,800	$967,592
Cephalon, Inc. (1)	12,700	1,054,227
Gilead Sciences, Inc. (1)	3,400	281,418
		$2,303,237
Capital Markets — 2.7%
Deutsche Bank AG	2,000	$304,200
FCStone Group, Inc. (1)	4,675	197,706
Invesco PLC ADR	17,000	408,850
LYXOR ETF CAC 40	6,000	502,439
UBS AG	19,000	1,239,290
		$2,652,485
Chemicals — 1.1%
Agrium, Inc.	12,000	$463,560
BASF AG ADR	4,500	556,650
		$1,020,210
Commercial Banks — 7.3%
Anglo Irish Bank Corp. PLC	16,000	$375,588
Australia and New Zealand Banking Group, Ltd.	15,000	357,897
Banco Bilbao Vizcaya Argentaria SA ADR	20,000	504,800
Banco Santander Central Hispano SA ADR	47,000	902,400

Bank of Ireland	18,000	$388,683
Barclays PLC ADR	18,000	1,030,140
BNP Paribas SA	4,500	545,654
Danske Bank A/S	10,000	434,830
DBS Group Holdings, Ltd.	30,000	476,976
Erste Bank (1)	5,500	431,422
HBOS PLC	10,000	214,938
Intesa Sanpaolo SpA	25,000	190,963
National Bank of Greece SA ADR	21,000	252,840
Societe Generale	2,200	428,550
Woori Finance Holdings Co., Ltd. ADR	7,050	500,832
		$7,036,513
Commercial Services & Supplies — 0.3%
Copart, Inc. (1)	7,612	$237,418
		$237,418
Communications Equipment — 5.5%
BigBand Networks, Inc. (1)	238	$4,113
CommScope, Inc. (1)	30,000	1,641,900
Nokia Oyj ADR	22,000	602,360
Research in Motion, Ltd. (1)	11,764	1,953,765
Riverbed Technology, Inc. (1)	26,800	1,117,828
		$5,319,966
Computer Peripherals — 1.9%
Apple, Inc. (1)	8,000	$972,480
Brocade Communications Systems, Inc. (1)	89,000	817,020
		$1,789,500
Construction & Engineering — 5.4%
Fluor Corp.	7,500	$780,750
Foster Wheeler, Ltd. (1)	36,000	3,727,440
Vinci SA	8,000	632,602
		$5,140,792
Construction Materials — 0.5%
Lafarge Malayan Cement Berhad	900,000	$455,917
		$455,917
Consumer Finance — 0.8%
Orix Corp.	3,000	$806,422
		$806,422
Containers & Packaging — 0.8%
Owens-Illinois, Inc. (1)	23,000	$782,000
		$782,000

Diversified Consumer Services — 1.4%
Apollo Group, Inc., Class A (1)	13,000	$623,610
DeVry, Inc.	21,800	732,480
		$1,356,090
Diversified Financial Services — 1.6%
Fortis	7,000	$290,862
ING Groep NV ADR	28,400	1,262,096
		$1,552,958
Diversified Telecommunication Services — 2.0%
BT Group PLC ADR	19,000	$1,241,650
Koninklijke KPN NV	30,000	509,116
Telenor ASA (1)	9,500	184,250
		$1,935,016
Electric Utilities — 2.3%
E. ON AG ADR	18,600	$1,020,024
Enel SPA	60,000	682,761
Scottish and Southern Energy PLC	17,000	511,986
		$2,214,771
Electrical Equipment — 0.4%
General Cable Corp. (1)	5,000	$340,750
		$340,750
Electronic Equipment & Instruments — 0.5%
Daktronics, Inc.	10,000	$239,600
Ibiden Co., Ltd.	4,600	248,251
		$487,851
Energy Equipment & Services — 2.4%
Acergy SA ADR	45,000	$1,012,050
Diamond Offshore Drilling, Inc.	5,500	519,035
Hornbeck Offshore Services, Inc. (1)	8,500	339,235
Tenaris SA ADR	9,000	446,850
		$2,317,170
Food & Staples Retailing — 0.8%
Shoppers Drug Mart Corp.	9,700	$457,463
Susser Holdings Corp. (1)	21,721	326,467
		$783,930
Food Products — 2.4%
Nestle SA	2,400	$934,354
Pilgrim’s Pride Corp.	40,000	1,413,200
		$2,347,554
Health Care Equipment & Supplies — 0.9%
American Medical Systems Holdings, Inc. (1)	13,000	$243,880
Synthes, Inc.	2,000	249,279

Thoratec Corp. (1)	17,083	$338,414
		$831,573
Health Care Providers & Services — 0.8%
DaVita, Inc. (1)	4,600	$254,058
Henry Schein, Inc. (1)	10,200	546,006
		$800,064
Hotels, Restaurants & Leisure — 1.0%
Cheesecake Factory, Inc. (The) (1)	12,500	$352,750
Scientific Games Corp., Class A (1)	15,000	560,100
		$912,850
Household Durables — 0.4%
Sekisui House, Ltd.	29,000	$426,520
		$426,520
Industrial Conglomerates — 1.5%
Keppel Corp. Ltd.	160,000	$1,157,105
McDermott International, Inc. (1)	3,700	288,600
		$1,445,705
Insurance — 2.1%
American International Group, Inc.	3,400	$245,956
Aviva PLC	20,000	315,640
Axa ADR	27,200	1,188,368
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	282,400
		$2,032,364
Internet Software & Services — 3.0%
Ariba, Inc. (1)	60,088	$559,419
DealerTrack Holdings, Inc. (1)	10,000	360,900
Equinix, Inc. (1)	3,000	262,140
Google, Inc., Class A (1)	2,587	1,287,679
Skillsoft PLC ADR (1)	42,000	385,140
Switch & Data Facilities Co. (1)	1,035	19,241
		$2,874,519
IT Services — 1.2%
MasterCard, Inc., Class A	3,350	$500,992
MoneyGram International, Inc.	22,696	661,361
		$1,162,353
Machinery — 2.0%
Atlas Copco AB, Class B	26,000	$407,560
Komatsu, Ltd.	32,000	850,309

Titan International, Inc.	21,000	$662,340
		$1,920,209
Media — 0.9%
Comcast Corp., Class A (1)	16,650	$456,376
Live Nation, Inc. (1)	8,400	188,160
Virgin Media, Inc.	9,500	246,240
		$890,776
Metals & Mining — 7.8%
Aber Diamond Corp.	4,836	$204,563
Anglo American PLC ADR	21,000	636,720
BlueScope Steel, Ltd.	29,000	265,760
Companhia Vale do Rio Doce ADR	24,000	921,120
Freeport-McMoRan Copper & Gold, Inc.	7,300	574,510
Gammon Lake Resources, Inc. (1)	73,600	962,688
JSC MMC Norilsk Nickel ADR	2,300	428,950
Rio Tinto PLC ADR	4,800	1,406,160
Thompson Creek Metals Co., Inc. (1)	120,000	1,978,861
Western Copper Corp. (1)	32,000	53,578
		$7,432,910
Multiline Retail — 0.8%
Bon-Ton Stores, Inc.	6,000	$286,200
Saks, Inc.	26,000	521,040
		$807,240
Multi-Utilities — 1.0%
RWE AG	8,400	$952,476
		$952,476
Office Electronics — 1.4%
Canon, Inc.	23,350	$1,372,296
		$1,372,296
Oil, Gas & Consumable Fuels — 8.1%
CNX Gas Corp. (1)	11,000	$324,060
ConocoPhillips	6,500	503,295
Hess Corp.	29,000	1,717,380
Norsk Hydro ASA ADR	16,000	570,560
Petroleo Brasileiro SA ADR	6,000	575,280
Quicksilver Resources, Inc. (1)	17,000	756,330
Rosetta Resources, Inc. (1)	10,000	243,900
Sibir Energy PLC (1)	25,000	210,039
SXR Uranium One, Inc. (1)	95,018	1,481,573
Total SA ADR	18,000	1,358,100
		$7,740,517

Personal Products — 1.0%
Herbalife, Ltd.	10,317	$415,259
Playtex Products, Inc. (1)	34,000	506,600
		$921,859
Pharmaceuticals — 4.8%
Abbott Laboratories	8,400	$473,340
Adams Respiratory Therapeutics, Inc. (1)	5,000	229,000
Elan Corp. PLC ADR (1)	52,000	1,025,440
Ipsen SA	4,100	214,986
Novartis AG ADR	8,000	449,440
Roche Holding AG	5,000	916,932
Shire PLC ADR	17,900	1,248,525
		$4,557,663
Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	12,217	$188,630
		$188,630
Road & Rail — 0.7%
Canadian Pacific Railway, Ltd.	9,000	$643,230
		$643,230
Semiconductors & Semiconductor Equipment — 1.5%
Applied Micro Circuits Corp. (1)	155,000	$435,550
Atheros Communications, Inc. (1)	18,800	547,268
Cavium Networks, Inc. (1)	480	10,152
MEMC Electronic Materials, Inc. (1)	7,700	468,006
		$1,460,976
Software — 3.6%
Borland Software Corp. (1)	42,000	$250,320
Glu Mobile, Inc. (1)	2,857	35,513
i2 Technologies, Inc. (1)	37,000	694,120
Nintendo Co., Ltd.	4,000	1,394,144
Transaction Systems Architects, Inc. (1)	7,500	255,375
UbiSoft Entertainment SA (1)	8,000	401,062
Veraz Networks, Inc. (1)	55,645	387,846
		$3,418,380
Specialty Retail — 0.3%
GameStop Corp., Class A (1)	7,600	$281,048
		$281,048
Textiles, Apparel & Luxury Goods — 0.0%
Heelys, Inc. (1)	1,380	$45,250
		$45,250

Thrifts & Mortgage Finance — 0.5%
IndyMac Bancorp, Inc.	14,000	$470,120
		$470,120
Tobacco — 2.7%
British American Tobacco PLC	15,000	$507,885
Lowes Corp. - Carolina Group	26,435	2,055,321
		$2,563,206
Trading Companies & Distributors — 0.9%
Mitsubishi Corp.	30,000	$730,697
MSC Industrial Direct Co., Inc., Class A	1,900	101,764
		$832,461
Wireless Telecommunication Services — 4.7%
Bouygues SA	3,000	$264,750
China Mobile, Ltd. ADR	7,500	348,150
NII Holdings, Inc., Class B (1)	14,400	1,173,168
Philippine Long Distance Telephone Co. ADR	10,000	563,100
Rogers Communications, Inc., Class B	31,600	1,311,084
Turkcell Iletisim Hizmetleri ADR	30,000	499,500
Vodafone Group PLC ADR	12,000	377,160
		$4,536,912
Total Common Stocks (identified cost $72,684,482)		$95,878,584

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (2)	$132	$131,621
Total Short-Term Investments (identified cost, $131,621)		$131,621
Total Investments — 100.1% (identified cost $72,816,103)		$96,010,205
Other Assets, Less Liabilities — (0.1)%		$(75,444)
Net Assets — 100.0%		$95,934,761

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2007. Net income allocated from this investment for the three months ended May 31, 2007 was $39,809.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	37.0%	$35,505,427
Canada	9.9	9,510,365
United Kingdom	8.9	8,536,643
Japan	6.9	6,654,130
France	6.1	5,894,043
Switzerland	4.0	3,789,295
Bermuda	3.9	3,727,440
Germany	3.2	3,115,750
Ireland	2.3	2,174,851
Netherlands	2.1	2,024,149
Norway	1.8	1,766,860
Singapore	1.7	1,634,081
Brazil	1.6	1,496,400
Spain	1.5	1,407,200
Italy	0.9	873,724
Mexico	0.9	836,640
Belgium	0.8	796,039
Russia	0.7	700,150
Australia	0.7	623,657
Finland	0.6	602,360
Philippines	0.6	563,100
Republic of Korea	0.5	500,832
Turkey	0.5	499,500
Malaysia	0.5	455,917
Argentina	0.5	446,850
Denmark	0.5	434,830
Austria	0.4	431,422
Sweden	0.4	407,560
China	0.4	348,150
Greece	0.3	252,840
	100.1%	$96,010,205

The Portfolio did not have any open financial instruments at May 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,021,401
Gross unrealized appreciation	$23,545,513
Gross unrealized depreciation	(556,709)
Net unrealized appreciation	$22,988,804

The net unrealized depreciation on foreign currency was $830.

Eaton Vance Greater China Growth Fund as of May 31, 2007 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2007, the value of the Fund’s investment in the Portfolio was $317,684,734 and the Fund had an approximate 99.9% interest in the Portfolio. The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio                                                                                                           as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
China — 66.6%
Air Freight & Logistics — 1.2%
Shenzhen International Holdings, Ltd.	35,690,000	$3,701,506
		$3,701,506
Auto Components — 1.7%
Minth Group, Ltd.	4,314,000	$5,443,313
		$5,443,313
Commercial Banks — 4.5%
Bank of China Ltd. - Class H (1)	9,063,000	$4,459,258
China Construction Bank - Class H	8,983,000	5,402,074
China Merchants Bank Co., Ltd. - Class H	1,776,000	4,576,241
		$14,437,573
Construction & Engineering — 2.0%
China Communications Construction Co., Ltd. - Class H	4,539,000	$6,246,429
		$6,246,429
Construction Materials — 5.5%
Anhui Conch Cement Co., Ltd. - Class H	1,410,000	$7,943,949
China National Building Material Co., Ltd. - Class H	6,574,000	9,518,379
		$17,462,328
Containers & Packaging — 2.5%
AMVIG Holdings Ltd.	8,242,000	$7,893,378
		$7,893,378
Distributors — 2.3%
Huabao International Holdings, Ltd.	10,175,000	$7,361,565
		$7,361,565
Diversified Consumer Services — 1.5%
New Oriental Education & Technology Group, Inc. ADR (1)	99,000	$4,649,040
		$4,649,040
Diversified Telecommunication Services — 1.3%
China Communications Services Corp., Ltd. - Class H (1)	6,678,000	$4,160,952
		$4,160,952
Energy Equipment & Services — 2.0%
China Oilfield Services, Ltd. - Class H	6,840,000	$6,342,130
		$6,342,130
Hotels, Restaurants & Leisure — 1.1%
Home Inns & Hotels Management, Inc. ADR (1)	117,710	$3,451,257
		$3,451,257

1

Insurance — 3.1%
China Life Insurance Co., Ltd. - Class H (1)	3,150,000	$9,734,598
		$9,734,598
Internet Software & Services — 2.3%
Tencent Holdings, Ltd.	1,690,000	$7,287,314
		$7,287,314
Machinery — 4.8%
China Infrastructure Machinery Holdings, Ltd.	3,378,000	$7,061,883
Shanghai Prime Machinery Co., Ltd. - Class H	17,826,000	8,217,073
		$15,278,956
Marine — 1.6%
China Cosco Holdings - Class H	4,452,500	$5,251,665
		$5,251,665
Media — 2.4%
Focus Media Holding, Ltd. ADR (1)	170,900	$7,558,907
		$7,558,907
Metals & Mining — 1.3%
China Molybednum Co. Ltd. - Class H (1)	2,560,000	$3,985,609
		$3,985,609
Multiline Retail — 2.2%
Parkson Retail Group, Ltd.	1,050,000	$7,066,049
		$7,066,049
Oil, Gas & Consumable Fuels — 4.8%
Anhui Tianda Oil Pipe Co., Ltd. - Class H	2,222,000	$2,062,544
China Coal Energy Co. - Class H (1)	2,478,000	3,198,033
China Shenhua Energy Co., Ltd. - Class H	1,195,000	3,515,895
PetroChina Co., Ltd. - Class H	5,066,000	6,551,096
		$15,327,568
Paper and Forest Products — 2.6%
Nine Dragons Paper Holdings, Ltd.	3,927,000	$8,216,593
		$8,216,593
Real Estate Investment Trusts (REITs) — 1.7%
CapitaRetail China Trust (1)	2,945,000	$5,572,467
		$5,572,467
Real Estate Management & Development — 2.9%
Guangzhou R&F Properties Co., Ltd. - Class H	3,628,000	$9,202,552
		$9,202,552
Specialty Retail — 1.0%
Sichuan Xinhua Winshare - Class H	4,574,000	$3,343,901
		$3,343,901

2

Textiles, Apparel & Luxury Goods — 4.3%
Ports Design, Ltd.	3,521,000	$10,303,885
Prime Success International Group	5,126,000	3,477,238
		$13,781,123
Transportation Infrastructure — 1.4%
China Merchants Holdings International Co., Ltd.	1,010,000	$4,503,014
		$4,503,014
Wireless Telecommunication Services — 4.6%
China Mobile, Ltd.	1,564,500	$14,539,895
		$14,539,895
Total China (identified cost $128,739,558)		$211,799,682
Hong Kong — 18.5%
Distributors — 4.5%
Integrated Distribution Services Group, Ltd.	2,551,000	$7,761,310
Li & Fung, Ltd.	1,882,000	6,299,558
		$14,060,868
Diversified Financial Services — 1.7%
First Pacific Co., Ltd.	3,212,000	$2,297,753
Hong Kong Exchanges and Clearing, Ltd.	289,500	3,234,129
		$5,531,882
Electric Utilities — 1.9%
CLP Holdings, Ltd.	844,000	$5,931,311
		$5,931,311
Real Estate Management & Development — 5.4%
Cheung Kong Holdings, Ltd.	469,000	$6,061,286
Midland Holdings, Ltd.	4,190,000	2,749,069
New World Development Co., Ltd.	1,224,000	2,989,464
Swire Pacific, Ltd. - Class A	475,500	5,350,183
		$17,150,002
Specialty Retail — 2.7%
Esprit Holdings, Ltd.	699,000	$8,590,664
		$8,590,664
Textiles, Apparel & Luxury Goods — 2.3%
Peace Mark Holdings, Ltd.	5,980,000	$7,272,933
		$7,272,933
Total Hong Kong (identified cost $37,206,985)		$58,537,660

3

Singapore — 1.5%
Marine — 1.5%
Cosco Corp., Ltd.	2,771,000	$4,862,029
		$4,862,029
Total Singapore (identified cost $4,310,364)		$4,862,029
Taiwan — 13.0%
Computer Peripherals — 0.9%
Acer, Inc.	1,563,153	$2,885,403
		$2,885,403
Electronic Equipment & Instruments — 1.6%
Hon Hai Precision Industry Co., Ltd.	726,400	$5,131,498
		$5,131,498
Hotels, Restaurants & Leisure — 1.3%
Formosa International Hotels Corp.	410,617	$3,992,073
		$3,992,073
Insurance — 0.9%
Cathay Financial Holding Co., Ltd.	1,346,789	$2,843,105
		$2,843,105
Leisure Equipment & Products — 1.3%
Johnson Health Tech Co., Ltd.	771,750	$4,050,942
		$4,050,942
Real Estate Investment Trusts (REITs) — 0.6%
Fubon No. 2 Real Estate Investment Trust	4,855,000	$1,911,323
		$1,911,323
Real Estate Management & Development — 0.7%
Farglory Developers Co., Ltd.	1,374,000	$2,338,150
		$2,338,150
Semiconductors & Semiconductor Equipment — 3.9%
MediaTek, Inc.	317,020	$5,018,053
Taiwan Semiconductor Manufacturing Co., Ltd.	3,499,666	7,280,828
		$12,298,881
Wireless Telecommunication Services — 1.8%
Far EasTone Telecommunications Co., Ltd.	4,827,300	$5,724,025
		$5,724,025
Total Taiwan (identified cost $30,342,981)		$41,175,400
Total Common Stocks (identified cost $200,599,888)		$316,374,771

4

Total Investments — 99.6% (identified cost $200,599,888)	$316,374,771
Other Assets, Less Liabilities — 0.4%	$1,310,316
Net Assets — 100.0%	$317,685,087

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
China Mobile, Ltd.	Wireless Telecommunication Services	4.6%	$14,539,895
Ports Design, Ltd.	Textiles, Apparel & Luxury Goods	3.2	10,303,885
China Life Insurance Co., Ltd. - Class H	Insurance	3.0	9,734,598
China National Building Material Co., Ltd. - Class H	Construction Materials	3.0	9,518,379
Guangzhou R&F Properties Co., Ltd. - Class H	Real Estate Management & Development	2.9	9,202,552
Esprit Holdings, Ltd.	Specialty Retail	2.7	8,590,664
Shanghai Prime Machinery Co., Ltd. - Class H	Machinery	2.6	8,217,073
Nine Dragons Paper Holdings, Ltd.	Paper and Forest Products	2.6	8,216,593
Anhui Conch Cement Co., Ltd. - Class H	Construction Materials	2.5	7,943,949
AMVIG Holdings Ltd.	Containers & Packaging	2.5	7,893,378
		29.6%	$94,160,966

5

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

	Percentage
Company	of Net Assets	Value
Real Estate Management & Development	9.0%	$28,690,704
Distributors	6.8	21,422,433
Textiles, Apparel & Luxury Goods	6.6	21,054,056
Wireless Telecommunication Services	6.4	20,263,920
Construction Materials	5.5	17,462,328
Oil, Gas & Consumable Fuels	4.8	15,327,568
Machinery	4.8	15,278,956
Commercial Banks	4.5	14,437,573
Insurance	4.0	12,577,703
Semiconductors & Semiconductor Equipment	3.9	12,298,881
	56.3%	$178,814,122

The Portfolio did not have any open financial instruments at May 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$200,599,888
Gross unrealized appreciation	$116,759,570
Gross unrealized depreciation	(984,687)
Net unrealized appreciation	$115,774,883

The net unrealized appreciation on currency was $5,066.

6

Eaton Vance Multi-Cap Growth Fund  as of May 31, 2007 (Unaudited)

Eaton Vance Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2007, the value of the Fund’s investment in the Portfolio was $167,110,455 and the Fund had an approximate 99.7% interest in the Portfolio. The Portfolio’s Portfolio of Investments is set forth below.

Effective July 1, 2007, the Fund’s name was changed from Eaton Vance Growth Fund and the Portfolio’s name was changed from Growth Portfolio.

Multi-Cap Growth Portfolio                                                                                                                   as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Biotechnology — 4.3%
Celgene Corp. (1)	48,000	$2,939,520
Cephalon, Inc. (1)(2)	41,000	3,403,410
Gilead Sciences, Inc. (1)(2)	10,300	852,531
		$7,195,461
Capital Markets — 1.4%
FCStone Group, Inc. (1)	14,026	$593,160
LYXOR ETF CAC 40	20,000	1,674,796
		$2,267,956
Commercial Banks — 0.5%
National Bank of Greece SA ADR	70,000	$842,800
		$842,800
Commercial Services & Supplies — 0.4%
Copart, Inc. (1)	23,769	$741,355
		$741,355
Communications Equipment — 9.4%
BigBand Networks, Inc. (1)	774	$13,375
CommScope, Inc. (1)(2)	101,000	5,527,730
Research In Motion, Ltd. (1)	38,829	6,448,720
Riverbed Technology, Inc. (1)(2)	89,000	3,712,190
		$15,702,015
Computer Peripherals — 3.3%
Apple, Inc. (1)	24,500	$2,978,220
Brocade Communications Systems, Inc. (1)	282,000	2,588,760
		$5,566,980
Construction & Engineering — 8.4%
Fluor Corp.	24,000	$2,498,400
Foster Wheeler, Ltd. (1)	111,500	11,544,710
		$14,043,110
Containers & Packaging — 1.6%
Owens-Illinois, Inc. (1)	77,000	$2,618,000
		$2,618,000
Diversified Consumer Services — 3.6%
Apollo Group, Inc., Class A (1)	48,000	$2,302,560
DeVry, Inc.	68,000	2,284,800
Laureate Education, Inc. (1)	24,333	1,457,790
		$6,045,150

1

Electrical Equipment — 0.7%
General Cable Corp. (1)(2)	17,000	$1,158,550
		$1,158,550
Electronic Equipment & Instruments — 0.5%
Daktronics, Inc. (2)	32,000	$766,720
		$766,720
Energy Equipment & Services — 1.6%
Diamond Offshore Drilling, Inc. (2)	17,000	$1,604,290
Hornbeck Offshore Services, Inc. (1)(2)	27,000	1,077,570
		$2,681,860
Food & Staples Retailing — 1.5%
Shoppers Drug Mart Corp.	30,000	$1,414,835
Susser Holdings Corp. (1)(2)	67,578	1,015,697
		$2,430,532
Food Products — 2.8%
Pilgrim’s Pride Corp.	135,000	$4,769,550
		$4,769,550
Health Care Equipment & Supplies — 1.1%
American Medical Systems Holdings, Inc. (1)(2)	41,000	$769,160
Thoratec Corp. (1)	52,965	1,049,237
		$1,818,397
Health Care Providers & Services — 1.5%
DaVita, Inc. (1)(2)	14,000	$773,220
Henry Schein, Inc. (1)(2)	30,000	1,605,900
Omnicare, Inc.	5,000	187,100
		$2,566,220
Hotels, Restaurants & Leisure — 1.7%
Cheesecake Factory, Inc. (The) (1)(2)	39,000	$1,100,580
Scientific Games Corp., Class A (1)(2)	48,000	1,792,320
		$2,892,900
Industrial Conglomerates — 0.6%
McDermott International, Inc. (1)	12,000	$936,000
		$936,000
Insurance — 0.5%
American International Group, Inc.	11,000	$795,740
		$795,740
Internet Software & Services — 5.5%
Ariba, Inc. (1)	207,785	$1,934,478
DealerTrack Holdings, Inc. (1)	27,500	992,475
Equinix, Inc. (1)(2)	9,000	786,420
Google, Inc., Class A (1)	8,500	4,230,875

2

Skillsoft PLC ADR (1)	135,000	$1,237,950
Switch & Data Facilities Co., Inc. (1)(2)	3,103	57,685
		$9,239,883
IT Services — 2.1%
MasterCard, Inc., Class A (2)	10,000	$1,495,500
MoneyGram International, Inc.	71,761	2,091,116
		$3,586,616
Machinery — 1.2%
Titan International, Inc. (2)	64,000	$2,018,560
		$2,018,560
Media — 2.4%
Comcast Corp., Class A (1)	99,000	$2,713,590
Live Nation, Inc. (1)	27,000	604,800
Virgin Media, Inc.	30,000	777,600
		$4,095,990
Metals & Mining — 7.3%
Aber Diamond Corp. (2)	16,120	$681,876
Freeport-McMoRan Copper & Gold, Inc.	23,500	1,849,450
Gammon Lake Resources, Inc. (1)	237,000	3,099,960
Thompson Creek Metals Co., Inc. (1)	386,000	6,365,335
Western Copper Corp. (1)	95,000	159,059
		$12,155,680
Multiline Retail — 2.0%
Bon-Ton Stores, Inc.	19,000	$906,300
Saks, Inc. (2)	123,000	2,464,920
		$3,371,220
Oil, Gas & Consumable Fuels — 9.7%
CNX Gas Corp. (1)	36,000	$1,060,560
ConocoPhillips	20,000	1,548,600
Hess Corp.	85,600	5,069,232
Quicksilver Resources, Inc. (1)(2)	54,000	2,402,460
Rosetta Resources, Inc. (1)	35,000	853,650
SXR Uranium One, Inc. (1)(2)	338,852	5,283,568
		$16,218,070
Personal Products — 1.6%
Herbalife, Ltd.	30,898	$1,243,645
Playtex Products, Inc. (1)	100,000	1,490,000
		$2,733,645
Pharmaceuticals — 5.6%
Abbott Laboratories	27,000	$1,521,449
Elan Corp. PLC ADR (1)(2)	172,000	3,391,840

3

Ipsen SA	13,000	$681,662
Shire PLC ADR (2)	55,000	3,836,250
		$9,431,201
Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc. (2)	37,809	$583,771
		$583,771
Real Estate Management & Development — 0.0%
Move, Inc. (1)	3,941	$16,552
		$16,552
Semiconductors & Semiconductor Equipment — 2.8%
Applied Micro Circuits Corp. (1)	495,000	$1,390,950
Atheros Communications, Inc. (1)	58,000	1,688,380
Cavium Networks, Inc. (1)(2)	1,640	34,686
MEMC Electronic Materials, Inc. (1)	25,000	1,519,500
		$4,633,516
Software — 3.1%
Borland Software Corp. (1)(2)	140,000	$834,400
Glu Mobile, Inc. (1)	7,143	88,788
i2 Technologies, Inc. (1)(2)	118,000	2,213,680
Transaction Systems Architects, Inc. (1)	24,000	817,200
Veraz Networks, Inc. (1)	185,484	1,292,823
		$5,246,891
Specialty Retail — 0.5%
GameStop Corp., Class A (1)	23,000	$850,540
		$850,540
Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc. (1)(2)	4,331	$142,013
		$142,013
Thrifts & Mortgage Finance — 0.9%
IndyMac Bancorp, Inc. (2)	45,000	$1,511,100
		$1,511,100
Tobacco — 3.8%
Loews Corp. — Carolina Group	81,149	$6,309,335
		$6,309,335
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,000	$374,920
		$374,920

4

Wireless Telecommunication Services — 5.0%
NII Holdings, Inc., Class B (1)(2)	53,000	$4,317,910
Rogers Communications, Inc., Class B (2)	98,000	4,066,020
		$8,383,930
Total Common Stocks (identified cost $122,784,414)		$166,742,729

Short-Term Investments — 32.3%

	Shares/Interest
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.303% (3)(4)	52,298	$52,297,738
Investment in Cash Management Portfolio, 4.73% (4)	$1,903	1,903,160
Total Short-Term Investments (identified cost, $54,200,898)		$54,200,898
Total Investments — 131.8% (identified cost $176,985,312)		$220,943,627
Other Assets, Less Liabilities — (31.8)%		$(53,352,046)
Net Assets — 100.0%		$167,591,581

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at May 31, 2007.
(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC and net income allocated from the Investment in Cash Management Portfolio for the three months ended May 31, 2007 were $97,558 and $176,279, respectively.

5

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	105.9%	$177,442,335
Canada	16.4	27,519,374
Bermuda	6.9	11,544,710
France	1.4	2,356,458
Ireland	0.7	1,237,950
Greece	0.5	842,800
	131.8%	$220,943,627

The Portfolio did not have any open financial instruments at May 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$177,632,139
Gross unrealized appreciation	$44,645,491
Gross unrealized depreciation	(1,334,003)
Net unrealized appreciation	$43,311,488

6

Eaton Vance Worldwide Health Sciences Fund as of May 31, 2007 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the “Fund”), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Worldwide Health Sciences Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2007, the value of the Fund’s investment in the Portfolio was $2,002,477,887 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Worldwide Health Sciences Portfolio                                                                                               as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.83%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe — 8.94% (1)
Novartis AG	1,941,000	$109,113,231	5.45%
Roche Holding AG	325,000	59,600,553	2.98%
Shire PLC	438,500	10,216,236	0.51%
		$178,930,020	8.94%
Major Capitalization-Far East — 11.74% (1)
Astellas Pharma, Inc.	955,000	$42,353,932	2.12%
Chugai Pharmaceuticals Co., Ltd.	3,275,000	66,906,255	3.34%
Daiichi Sankyo Co., Ltd.	1,400,000	38,425,208	1.92%
Takeda Pharmaceutical Co., Ltd.	1,300,000	87,290,312	4.36%
		$234,975,707	11.74%
Major Capitalization-North America — 45.68% (1)
Abbott Laboratories	1,050,000	$59,167,500	2.95%
Amgen, Inc. (2)	2,069,000	116,546,770	5.82%
Baxter International, Inc.	1,300,000	73,892,000	3.69%
Biogen Idec, Inc. (2)	1,350,000	70,497,000	3.52%
Cephalon, Inc. (2)	385,000	31,958,850	1.60%
Genentech, Inc. (2)	1,125,000	89,741,250	4.48%
Genzyme Corp. (2)	1,325,000	85,489,000	4.27%
Lilly (Eli) & Co.	1,025,000	60,085,500	3.00%
Medimmune, Inc. (2)	730,000	42,252,400	2.11%
Pfizer, Inc.	2,265,000	62,264,850	3.11%
Schering-Plough Corp.	3,944,200	129,133,108	6.45%
Shire PLC ADR	147,000	10,253,250	0.51%
Wyeth	1,443,000	83,463,120	4.17%
		$914,744,598	45.68%
Specialty Capitalization-North America — 33.47%
Align Technology, Inc. (2)	2,560,300	$58,349,237	2.91%
BioMarin Pharmaceutical, Inc. (2)	3,100,000	55,304,000	2.76%
Endo Pharmaceuticals Holdings, Inc. (2)	1,913,000	67,567,160	3.37%
Exelixis, Inc. (2)	2,652,400	29,388,592	1.47%
Genomic Health, Inc. (2)	1,161,000	20,085,300	1.00%
Gen-Probe, Inc. (2)	1,550,000	83,839,500	4.19%
InterMune, Inc. (2)	673,100	17,897,729	0.89%
LifeCell Corp. (2)	1,965,000	55,314,750	2.76%
Millennium Pharmaceuticals, Inc. (2)	3,700,000	40,219,000	2.01%
NPS Pharmaceuticals, Inc. (2)	3,149,500	13,416,870	0.67%
Onyx Pharmaceuticals, Inc. (2)	1,124,100	33,633,072	1.68%
OSI Pharmaceuticals, Inc. (2)	1,664,000	62,832,640	3.14%

1

PDL BioPharma, Inc. (2)	1,100,000	$30,261,000	1.51%
Pharmacopeia Drug Discovery, Inc. (2)	583,000	3,515,490	0.18%
Sepracor, Inc. (2)	800,000	38,960,000	1.95%
Vertex Pharmaceuticals, Inc. (2)	2,000,000	$59,720,000	2.98%
		$670,304,340	33.47%

Total Common Stocks (identified cost $1,487,327,488)		$1,998,954,665

Options — 0.00%

Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11 (2)(3)	2,898	$571	0.00%
		$571	0.00%

Total Options (identified cost $0)		$571

Warrants — 0.00%

Security	Shares	Value	Percentage of Net Assets
Given Imaging Warrants, Exp. 9/15/11 (2)(3)	1,283	$28,868	0.00%
Total Warrants (identified cost, $0)		$28,868
Total Investments (identified cost $1,487,327,488)		$1,998,984,104	99.83%
Other Assets, Less Liabilities		$3,494,073	0.17%
Net Assets		$2,002,478,177	100.00%

ADR	—	American Depository Receipt
(1)		Major capitalization is defined as market value of $5 billion or more.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio did not have any open financial instruments at May 31, 2007.

2

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,488,572,966
Gross unrealized appreciation	$590,749,995
Gross unrealized depreciation	(80,338,857)
Net unrealized appreciation	$510,411,138

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	July 19, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 19, 2007